Stock Payable (Tables)	6 Months Ended
Jun. 30, 2021
Stock Payable
Schedule of stock payable

Amount
December 31, 2020	$-
Additional Expenses Incurred	28,690
Payments Upon Issuance of Shares	-
June 30, 2021	$28,690